Fair Value - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill impairment charges	$ 0	$ 0	$ 40,856,000
Impairment of definite-lived intangible assets	1,700,000	1,500,000	$ 400,000
Fair Value Measurement Non-Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill impairment charges	0	0
Impairment of definite-lived intangible assets	$ 4,000,000	$ 4,000,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill impairment charges	Goodwill impairment charges
Impairment of operating lease right-of-use assets	$ 2,500,000	$ 2,500,000